Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Linde Retirement Savings Plan
EIN: 06-1249050, Plan Number: 334
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
as of December 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value

*	Linde Stock	Ordinary Shares	**	$626,051,633
	Northern Trust S&P 500 Index	Common Trust	**	363,414,252
	BlackRock Lifepath Index 2035	Common Trust	**	271,048,304
	BlackRock Lifepath Index 2030	Common Trust	**	268,927,991
	BlackRock Lifepath Index Retirement	Common Trust	**	251,999,095
	Northern Trust Collective Russell 1000 Growth Index Fund	Common Trust	**	193,766,412
	BlackRock Lifepath Index 2040	Common Trust	**	185,889,896
	BlackRock Lifepath Index 2045	Common Trust	**	155,883,429
	Prudential Stable Value Fund	Stable Value Fund	**	143,445,387
	BlackRock Lifepath Index 2050	Common Trust	**	130,261,402
	BlackRock Lifepath Index 2055	Common Trust	**	92,314,165
*	BrokerageLink	Self-Directed Brokerage Account	**	83,532,436
	State Street Russell Small/Mid Cap Index Fund	Common Trust	**	75,502,717
	Northern Trust Aggregate Bond Index Fund	Common Trust	**	52,966,137
	Northern Trust Collective Russell 1000 Value Index Fund	Common Trust	**	48,937,404
	BlackRock Lifepath Index 2060	Common Trust	**	43,576,969
	Northern Trust EAFE Index Fund	Common Trust	**	42,893,264
	BlackRock Lifepath Index 2065	Common Trust	**	19,636,173
	Northern Trust Collective Emerging Markets Index Fund	Common Trust	**	17,891,663
	Vanguard Cash Reserves Federal Money Market Fund	Mutual Fund	**	13,534,987
*	Fidelity International Bond Index Fund	Mutual Fund	**	8,870,923
	BlackRock Lifepath Index 2070	Common Trust	**	1,122,820
	Great-West Life & Annuity Insurance CO SEP	Common Trust		324,757
	Total investments, at fair value			$3,091,792,216
*	Participant loans	Rates ranging 2.25% to 9.50%; maturities through 2055		53,732,825
	Total investments, at fair value and participant loans			$3,145,525,041

*	Party-in-interest as defined by ERISA

**	Cost information is not required for participant directed investments and, therefore, is not included
See Report of Independent Registered Public Accounting Firm